Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share

19. EARNINGS (LOSS) PER COMMON SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price for the period.

Earnings (loss) per share for the years ended December 31, 2016, 2015 and 2014 were calculated as follows:

EARNINGS (LOSS) PER COMMON SHARE COMPUTATION

Years Ended December 31,	2016	2015	2014
Net income (loss) available to common shareholders	$61,417	$10,220	$(29,808)
Average common shares outstanding	18,843,077	18,648,339	17,830,018
Net effect of dilutive shares	90,253	61,820	—
Dilutive common shares outstanding	18,933,330	18,710,159	17,830,018
Earnings (loss) per share – basic	$3.26	$0.55	$(1.67)
Earnings (loss) per share – diluted[1]	$3.24	$0.55	$(1.67)